Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Future Minimum Rental Commitments Under Various Non-Cancelable Operating Leases

Pursuant to the terms of non-cancelable lease agreements pertaining to premises and equipment in effect at December 31, 2010, future minimum rental commitments under various non-cancelable operating leases are as follows:

Years ending	(in millions of Won)
2011	(Won)	69,601
2012		41,267
2013		26,951
2014		14,675
2015		8,278
Thereafter		12,104

	(Won)	172,876

Contractual Amounts Relating to Unused Credit Commitments

The following table summarizes the contractual amounts relating to unused credit commitments at December 31:

	2009		2010
	(in millions of Won)
Commitments to extend credit:
Corporate	(Won)	49,590,230	(Won)	52,527,737
Credit card		64,904,222		67,117,196
Consumer(1)		8,794,536		9,390,520
Commercial letters of credit		3,319,107		4,310,739

	(Won)	126,608,095	(Won)	133,346,192

Note:

(1)	Excludes credit card.

Group's Guarantees

The table below summarizes all of the Group’s guarantees at December 31, 2010:

	Expire within One Year		Expire after One Year		Total Notional Amount Outstanding		Current Carrying Liability Amount(1)		Amount of Recourse or Collateral Held		Maximum Potential Amount of Future Payments
	(in millions of Won)
Financial stand-by letters of credit	(Won)	392,815	(Won)	146,799	(Won)	539,614	(Won)	2,333	(Won)	113,543	(Won)	539,614
Other financial guarantees		924,302		61,891		986,193		6,346		137,481		986,193
Performance letters of credit and guarantees		7,309,853		1,851,907		9,161,760		104,830		905,378		9,161,760
Liquidity facilities to SPEs		352,626		893,851		1,246,477		23,125		—		1,246,477
Guarantees on trust accounts		473,157		2,905,831		3,378,988		—		—		3,378,988

	(Won)	9,452,753	(Won)	5,860,279	(Won)	15,313,032	(Won)	136,634	(Won)	1,156,402	(Won)	15,313,032

Note:

(1)	Includes allowance for guarantees and liabilities recorded under ASC 460 (formerly FIN 4

Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes

The following table sets forth the primary components of assets pledged as collateral for borrowings and other purposes at December 31:

	2009		2010
	(in millions of Won)
Restricted cash	(Won)	72,806	(Won)	2,111
Trading securities		3,031,946		4,518,181
Available-for-sale securities		1,933,160		1,194,725
Held-to-maturity securities		5,087,576		5,067,670
Loans		5,862,846		7,276,007
Real estate		16,227		96,045
Other assets		5,455		12,529

	(Won)	16,010,016	(Won)	18,167,268